Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The following table summarizes net revenue (in thousands):

	Year Ended December 31,
	2016	2015	2014
Disk systems	$46,795	$39,836	$8,518
Tape automation systems	10,297	12,764	1,868
Tape drives and media	10,973	12,914	1,815
Service	8,328	10,651	1,268
	$76,393	$76,165	$13,469

Revenue from External Customers by Geographic Areas [Table Text Block]
The following table summarizes net revenue by geographic area (in thousands):

	Year Ended December 31,
	2016	2015	2014
EMEA	$39,719	$39,331	$7,172
Americas	23,043	25,284	4,749
APAC	13,631	11,550	1,548
Total	$76,393	$76,165	$13,469

Long-lived Assets by Geographic Areas [Table Text Block]
The following table presents property and equipment information for geographic areas based on the physical location of the assets (in thousands):

	Year Ended December 31,
	2016	2015	2014
EMEA	$1,703	$1,779	$2,038
Americas	937	1,584	1,340
APAC	418	609	1,049
Total	$3,058	$3,972	$4,427